Schedule of Financial Data Regarding Segment (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Loss from investment	₪ (174)	₪ (1,868)
Fair value of the investment	2,721	2,895
XTL [Member]
IfrsStatementLineItems [Line Items]
Loss from investment	(174)	(46)
Fair value of the investment	156	330
FORE [Member]
IfrsStatementLineItems [Line Items]
Loss from investment		(1,822)
Fair value of the investment	1,600	1,600
Cavnox [Member]
IfrsStatementLineItems [Line Items]
Fair value of the investment	₪ 965	₪ 965